SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14:- SHAREHOLDERS' EQUITY

The	ordinary shares of the Company are traded on Nasdaq Global Market and on the Tel Aviv Stock Exchange, under the symbol "CRNT".

a.	General:

The	ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	In November 2013, the Company completed a public offering of its shares on NASDAQ. The Company issued 14,000,000 of its ordinary shares, nominal value NIS 0.01 per share at a price of $ 2.40 per share before issuance expenses. The Company also granted to the underwriters the option to purchase up to 1,600,000 additional ordinary shares within 30 days, which was fully exercised. Total net proceeds from the issuance amounted to approximately $ 34,959, net of issuance expenses in the amount of $ 361.

In	August 2014, the Company completed a public offering of its shares on NASDAQ. The Company issued 21,250,000 of its ordinary shares, nominal value NIS 0.01 per share at a price of $ 1.89 per share before issuance expenses. The Company also granted to the underwriters the option to purchase up to 2,850,000 additional ordinary shares within 30 days, which was fully exercised. Total net proceeds from the issuance amounted to approximately $ 45,149, net of issuance expenses in the amount of $ 400.

c.	Stock options plans:

1.	In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years. Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. Any options, which are canceled or forfeited before the expiration date, become available for future grants. As of December 31, 2015, the Company has 1,884,425 Ordinary shares available for future grant under the Plan.

2.	On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such Plan.

3.	The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,699,012	$7.46		$-
Granted	3,094,774	$1.19
Exercised	(125,000)	$1.03
Forfeited or expired	(2,203,004)	$6.78

Outstanding at end of the year	6,465,782	$4.81	4.76	$88

Options exercisable at end of the year	3,199,883	$8.14	4.13	$5

Vested and expected to vest	5,512,842	$5.41	4.66	$64

	Year ended December 31, 2015
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	654,306
Granted	-
Exercised	(380,998)
Forfeited	(173,859)

Outstanding at end of the year	99,449	$120

Vested and expected to vest	81,691	$99

The Company's options are generally granted at exercise prices which are equal to the average market value of the ordinary shares in the period of 30 trading days prior to the grant date. The weighted average grant date fair value of the options granted during 2013, 2014 and 2015 were $ 1.99, $ 0.96 and $ 0.54, respectively. No RSUs were granted during 2015.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last day of the year.

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This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options and RSUs exercised during the years ended December 31, 2014 and 2015 were $ 573 and $ 480, respectively. As of December 31, 2015, there was $ 1,049 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 0.92 years.

The	following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2015	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	99,449		0.00	-
0.01-2.00	2,899,240	5.34	1.19	83,332	5.34	1.15
2.01-4.00	537,188	4.98	2.61	240,394	4.94	2.87
4.01-6.00	1,090,830	3.67	5.23	1,000,809	3.36	5.27
6.01-8.00	46,500	6.42	6.85	38,179	6.36	6.91
8.01-10.00	970,440	4.70	9.02	915,585	4.59	9.02
10.01-14.29	921,584	4.08	12.43	921,584	4.08	12.43

	6,565,231			3,199,883

The	total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2013, 2014 and 2015, was comprised as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$ 181	$ 215	$ 73
Research and development	1,009	1,625	736
Selling and marketing	1,334	674	495
General and administrative	1,298	831	321

Total stock-based compensation expenses *)	$ 3,822	$ 3,345	$ 1,625

*)	Including $ 674, $ 2,086 and $ 822 compensation expenses related to RSUs for the year ended December 31, 2013, 2014 and 2015, respectively

e.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.